UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2004

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one): [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Joseph Parker & Company, Inc.
Address:   330 North Broad Street, Suite A
           Thomasville, GA 31792

13F File Number: 028-05457

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   John Mark Parker
Title:  President and Chief Executive Officer
Phone:  229-226-4715
Signature, Place, and Date of Signing:

   John Mark Parker, Thomasville, Georgia    May 14, 2004

Report Type (Check only one):

[X]  13F HOLDINGS REPORT

[ ]  13F NOTICE

[ ]  13F COMBINATION REPORT

               FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   40

Form 13F Information Table Value Total:   $106,798

List of Other Included Managers: None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co                          COM              88579Y101     4446 54310.00 SH       SOLE                 50910.00           3400.00
American SuperConductor        COM              030111108      722 56205.00 SH       SOLE                 52705.00           3500.00
Amgen, Inc.                    COM              031162100     2482 42680.00 SH       SOLE                 40080.00           2600.00
Amsouth Bancorporation         COM              032165102     1254 53350.00 SH       SOLE                 50150.00           3200.00
Anadarko Petroleum Corp        COM              032511107     3519 67865.00 SH       SOLE                 62965.00           4900.00
BP p.l.c. ADR                  ADR              055622104     2417 47200.00 SH       SOLE                 44700.00           2500.00
Brown & Brown, Inc.            COM              115236101      659 17000.00 SH       SOLE                 17000.00
Caterpillar, Inc               COM              149123101     4861 61480.00 SH       SOLE                 57080.00           4400.00
ChevronTexaco Corp             COM              166764100     2212 25201.00 SH       SOLE                 23301.00           1900.00
Coca-Cola Company              COM              191216100     2516 50015.00 SH       SOLE                 43415.00           6600.00
Conagra Foods, Inc.            COM              205887102     4644 172400.00SH       SOLE                161600.00          10800.00
Dow Chemical                   COM              260543103     4162 103320.00SH       SOLE                 98420.00           4900.00
Duke Energy Company            COM              264399106     4031 178360.00SH       SOLE                164260.00          14100.00
Emerson Electric               COM              291011104     4421 73775.00 SH       SOLE                 67775.00           6000.00
Exxon Mobil Corp               COM              30231G102     3763 90470.00 SH       SOLE                 85370.00           5100.00
Fuelcell Energy Inc            COM              35952H106      750 55325.00 SH       SOLE                 54825.00            500.00
Genentech Inc                  COM              368710406     2667 25205.00 SH       SOLE                 22605.00           2600.00
General Electric               COM              369604103     3705 121392.00SH       SOLE                113592.00           7800.00
Honeywell, Inc                 COM              438516106     2118 62575.00 SH       SOLE                 58775.00           3800.00
IDACORP, Inc.                  COM              451107106     2248 75170.00 SH       SOLE                 72170.00           3000.00
IShares Russell 2000           COM              464287655      207  1760.00 SH       SOLE                  1760.00
Ingersoll-Rand Company Class A COM              G4776G101      699 10333.00 SH       SOLE                  9333.00           1000.00
Intel Corp                     COM              458140100     4366 160520.00SH       SOLE                150320.00          10200.00
International Rectifier        COM              460254105     3035 65990.00 SH       SOLE                 60790.00           5200.00
Johnson & Johnson              COM              478160104     2198 43333.00 SH       SOLE                 43333.00
Kellogg Co                     COM              487836108     1192 30385.00 SH       SOLE                 30385.00
Lilly, Eli & Co                COM              532457108     2053 30692.00 SH       SOLE                 29292.00           1400.00
Merck & Co., Inc               COM              589331107     2653 60036.00 SH       SOLE                 55736.00           4300.00
Microsoft Corp                 COM              594918104      443 17770.00 SH       SOLE                 10770.00           7000.00
Pfizer, Inc                    COM              717081103     4189 119512.00SH       SOLE                112337.00           7175.00
Proctor & Gamble               COM              742718109     1870 17828.00 SH       SOLE                 17028.00            800.00
Progress Energy Inc            COM              743263105     4197 89154.00 SH       SOLE                 84654.00           4500.00
Royal Dutch Petroleum Co.      ADR              780257804      211  4445.00 SH       SOLE                  4445.00
Southern Co                    COM              842587107     4579 150125.00SH       SOLE                141925.00           8200.00
SunTrust Banks, Inc.           COM              867914103     5141 73752.00 SH       SOLE                 68752.00           5000.00
Texas Instruments              COM              882508104     2378 81395.00 SH       SOLE                 74795.00           6600.00
Verizon Communications         COM              92343V104     4346 118951.00SH       SOLE                111651.00           7300.00
Wal-Mart Stores, Inc.          COM              931142103      434  7275.00 SH       SOLE                  7275.00
Wells Fargo                    COM              949746101     4784 84427.00 SH       SOLE                 79427.00           5000.00
Longleaf Partners Int'l Fund   COM              543069405      224 14895.730SH       SOLE                14895.730